Lease liability (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lease liability
Interest on lease liabilities	$ 199	$ 214
Incremental borrowing rate at time of transition	14.00%	14.00%
Cash outflow for the lease	$ 615	$ 545